Expense Example - American Century Growth Funds - FOCUSED DYNAMIC GROWTH FUND	Dec. 01, 2025 USD ($)
Focused Dynamic Growth Fund INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	272
Expense Example, with Redemption, 5 Years	472
Expense Example, with Redemption, 10 Years	1,049
Focused Dynamic Growth Fund I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	363
Expense Example, with Redemption, 10 Years	811
Focused Dynamic Growth Fund A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	681
Expense Example, with Redemption, 3 Years	905
Expense Example, with Redemption, 5 Years	1,147
Expense Example, with Redemption, 10 Years	1,838
Focused Dynamic Growth Fund R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	740
Expense Example, with Redemption, 10 Years	1,623
Focused Dynamic Growth Fund R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	161
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	629
Focused Dynamic Growth Fund G CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	$ 0